Note 5 - Other Operating Income (Details Textual) - USD ($)	1 Months Ended			9 Months Ended
	Jun. 30, 2021	Feb. 29, 2020	Jan. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2017	Mar. 31, 2017
Other Operating Expenses, Income				$ 1,298,318	$ 2,687,205
Other Operating Expenses, Income from Collection of Previously Written off Accounts				200,000
Alterwall Business Inc. Vs. Fuel Oil Supplier [Member] | Pending Litigation [Member] | Alterwall Business Inc. [Member]
Restricted Cash and Investments, Total				530,000
Estimated Litigation Liability						$ 150,000	$ 150,000
Increase (Decrease) in Restricted Cash and Investments, Total				(530,000)
Alterwall Business Inc. Vs. Fuel Oil Supplier [Member] | Settled Litigation [Member] | Alterwall Business Inc. [Member]
Payments for Legal Settlements	$ 60,000.00
Litigation Settlement, Expense	$ 10,000.00
Gain (Loss) Related to Litigation Settlement, Total				80,000.00
M/V EM Oinousses [Member]
Vessel Evaluation, Unrepaired Damage Claim			$ 2,700,000
Vessel Evaluation, Other Operating Income					$ 2,700,000
M/V Manolis P [Member]
Advance Received for Vessel Held for Sale		$ 1,133,817
Other Operating Expenses, Income				$ 1,000,000.0